Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-Term Debt [Abstract]
Debt Disclosure [Table Text Block]

Facility	June 30, 2013	December 31, 2012
(a) Credit Facilities	863,078	939,514
(b) Term Bank Loans	575,573	502,913

Total	1,438,651	1,442,427
Less – current portion	(159,169)	(186,651)

Long-term portion	1,279,482	1,255,776

Schedule Of Weighted-Average Interest Rate [Table Text Block]

Three months ended June 30, 2013	2.38%
Three months ended June 30, 2012	1.97%

Six months ended June 30, 2013	2.43%
Six months ended June 30, 2012	1.95%

Debt Principal Payments [Table Text Block]

Period/Year	Amount
July to December 2013	58,667
2014	120,495
2015	174,842
2016	270,406
2017	182,805
2018 and thereafter	631,436

1,438,651